Other Provisions - Schedule of Other Non-current Provisions (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Provisions for litigation costs		€ 1,545
Other non-current provisions		€ 1,545
Utilization [Member]
Statement Line Items [Line Items]
Provisions for litigation costs	1,545
Other non-current provisions	1,545
Released [Member]
Statement Line Items [Line Items]
Provisions for litigation costs
Other non-current provisions
Additions [Member]
Statement Line Items [Line Items]
Provisions for litigation costs
Other non-current provisions
Translation Difference [Member]
Statement Line Items [Line Items]
Provisions for litigation costs
Other non-current provisions